Note 18 - Commitments and Contingencies (Details) - USD ($)	Dec. 31, 2015	Aug. 20, 2015
Note 18 - Commitments and Contingencies (Details) [Line Items]
Bank Guarantee to Secure Release of Vessel		$ 9,837,000
Contract Receivable, Due in Next Twelve Months	$ 82,976,254
Contract Receivable, Due in Year Two	41,053,799
Contract Receivable, Due in Year Three	24,228,368
Contract Receivable, Due in Year Four	19,432,253
Contract Receivable, Due in Year Five	17,677,068
Emihar Petroleum Inc [Member]
Note 18 - Commitments and Contingencies (Details) [Line Items]
Contract Receivable, Due in Next Twelve Months	7,412,400
Contract Receivable, Due in Year Two	$ 2,023,500